DEI	12 Months Ended
Dec. 31, 2017 shares
Document Information [Abstract]
Document Type	20-F
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2017
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Period Focus	FY
Entity Registrant Name	Verona Pharma PLC
Entity Central Index Key	0001657312
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	No
Number of shares outstanding (in shares)	105,017,400